Restructuring	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
2025 Restructuring
In the fourth quarter of 2025, management approved restructuring activities as an extension of the efficiency program implemented in 2024, with the objective of further enhancing operational performance. The restructuring plan principally entails the elimination or relocation of certain positions, including consolidation of specific functions to lower cost locations.
Total costs, including consulting and advisory costs, are estimated to be approximately $60.0 million, of which approximately $25.0 million is expected to be incurred in 2026. We expect to identify further actions.
A summary of the liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheet, as of December 31, 2025 is as follows:

(in thousands)	Employee-related costs	Exit and other costs	Total

Costs incurred	$10,491	$3,530	$14,021
Cash payments	(903)	(3,466)	(4,369)
Foreign currency translation adjustment	138	101	239
Liability at December 31, 2025	$9,726	$165	$9,891
Of the employee-related costs incurred, $1.1 million was recorded in costs of sales, and $9.4 million was recorded in restructuring, acquisition, integration and other, net while $3.5 million exit and other costs, which include consulting and advisory costs, were recorded in restructuring, acquisition, integration and other, net, in the consolidated statement of income for the year ended December 31, 2025.
Consequent to measures undertaken in the execution of the restructuring program, property, plant, and equipment totaling
$18.7 million, consisting of machinery and equipment, including machinery under construction, software applications and platforms, as well as leasehold improvements, were abandoned and discontinued from operational use during the year.
Management determined that these assets have no alternative use or salvage value, and accordingly the assets were written off. $14.2 million of the impairment was recorded in cost of sales, and $4.5 million was recorded in restructuring, acquisition, integration and other, net, in the consolidated statement of income for the year ended December 31, 2025.
2024 Efficiency Program
In 2024, we commenced initiatives to improve the overall efficiency and profitability of the Company. One of these initiatives was a comprehensive review of our product portfolio which resulted in the decision to phase out our NeuMoDx clinical PCR system considering the market development following the COVID-19 pandemic and changing customer needs for integrated PCR-based clinical molecular testing systems. Following this decision, we are refocusing resources and efforts on developing and commercializing other innovative solutions within our portfolio. Overall, the initiatives include activities to improve global efficiency through targeted measures to reduce hierarchies and drive increased digitalization and automation for improved resource allocation and profitable growth. This program was completed in 2025.
The exit cost liability is included in accrued and other current liabilities in the accompanying consolidated balance sheets as summarized in the following table:

(in thousands)	Employee-related costs	Exit and other costs	Total

Costs in 2024	$30,205	$40,583	$70,788
Payments	(7,949)	(29,580)	(37,529)
Foreign currency translation adjustment	(421)	454	33
Liability at December 31, 2024	$21,835	$11,457	$33,292
Costs in 2025	15,137	4,746	19,883
Release of excess accruals	(4,179)	(778)	(4,957)
Payments	(29,323)	(14,445)	(43,768)
Foreign currency translation adjustment	1,686	38	1,724
Liability at December 31, 2025	$5,156	$1,018	$6,174
Employee-related costs primarily consist of termination benefits provided to employees who have been involuntarily terminated and retention bonuses incurred during transition periods. Exit and other costs include contract termination costs, primarily with suppliers and professional service fees to support the program.
The following is a summary of all charges related to the 2024 program recorded in the consolidated statement of income for the year ended December 31, 2025.

Classification and Type of Charge (in thousands)	Year Ended December 31, 2025	Cumulative charges through 2025

Cost of sales:
Exit and other costs	$670	$24,886
Employee-related costs	4,964	13,168
	$5,634	$38,054

Restructuring, acquisition, integration and other, net:
Exit and other costs	$3,298	$19,664
Employee-related costs	5,994	27,995
	$9,292	$47,659
Total costs	$14,926	$85,713
One of the initiatives of the 2024 Efficiency Program was a comprehensive review of our product portfolio which resulted in the decision to phase out our NeuMoDx clinical PCR system considering the market development following the
COVID-19 pandemic and changing customer needs for integrated PCR-based clinical molecular testing systems, and refocus resources and efforts on developing and commercializing other innovative solutions within our portfolio. In 2024, following an impairment test performed under ASC 360 Property, Plant and Equipment, $166.1 million of long-lived assets related to the NeuMoDx asset group were fully impaired. Outside of the NeuMoDx asset group, in 2024 as a result of actions taken in implementing the efficiency program, long-lived assets totaling $34.7 million, including property, plant and equipment and intangible assets, were impaired. Such impairments primarily related to software applications and platforms and related development projects which were abandoned and ceased to be used during 2024 and determined by management to have no alternative use or salvage value.
Following these initiatives, in the second half of 2024 we wrote-off a total of $93.5 million inventory. During 2025, inventory write-offs totaled $11.3 million. Inventory write downs are recorded in cost of sales.